Acquisitions - Additional Information (Detail) - Entity [Domain] - JPY (¥) ¥ / shares in Units, ¥ in Millions				3 Months Ended	12 Months Ended
	Dec. 03, 2014	Jul. 01, 2014	Jul. 01, 2013	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Feb. 27, 2014	Mar. 31, 2012	Mar. 31, 2009	Mar. 31, 2005
Business Acquisition [Line Items]
Percentage of voting interests acquired							51.00%
Goodwill					¥ 372,615	¥ 335,907	¥ 126,329			¥ 95,811
Revenues					2,174,283	1,375,292	1,052,477
Income from continuing operations					254,960	187,786	118,890
Income from continuing operations					234,651	180,069	112,144
Bargain purchase gain					36,082	0	0
Robeco Groep N.V.
Business Acquisition [Line Items]
Percentage of voting interests acquired			90.01%
Total acquisition consideration			¥ 255,163					¥ 255,163
Consideration transferred for acquired interest			249,987
Acquisitions consideration, cost of acquired entity paid in cash			230,579
Other transfer to acquire interest			¥ 19,408
Shares issued for acquired interest			13,902,900
Shares price for acquired interest			¥ 1,396
Estimated fair value of contingent consideration			¥ 5,176		5,533	2,833
Transaction costs			¥ 2,039
Goodwill					130,961
Acquired intangible assets other than goodwill					205,730
Revenues						111,166
Income from continuing operations						17,251
Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Increase in fair value of Contingent consideration on remeasurement					12,203
DAIKYO
Business Acquisition [Line Items]
Total acquisition consideration					124,606	124,606
Transaction costs									¥ 23
Goodwill					12,957
Acquired intangible assets other than goodwill					60,308
Revenues						56,803
Number of common stock shares acquired in business acquisition									398,204,999			133,720,000
Percentage of ownership interest before the acquisition									31.70%
Percentage of ownership interest after the acquisition									64.10%
Business combination, step acquisition, equity interest in acquiree, fair value						124,606
Business combination, step acquisition, equity interest in acquiree, remeasurement gain						58,435
Income from continuing operations						1,296
DAIKYO | Type-1 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition												10,000,000
DAIKYO | Type-2 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition												15,000,000
DAIKYO | Type-4 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition												25,000,000
DAIKYO | Type-7 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition											25,000,000
DAIKYO | Type-8 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition											23,598,144
HLIKK
Business Acquisition [Line Items]
Total acquisition consideration				¥ 134,437
Consideration transferred for acquired interest				98,355
Acquisitions consideration, cost of acquired entity paid in cash	¥ 679	¥ 97,676
Transaction costs					1,217	224
Revenues					196,883
Income from continuing operations					4,597
Bargain purchase gain				¥ 36,082	36,082
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total acquisition consideration					102,621
Acquisitions consideration, cost of acquired entity paid in cash					102,621	62,565	70,537
Goodwill					83,751	39,507	24,114
Acquired intangible assets other than goodwill					59,320	1,343	29,090
Revenues					234,030
Income from continuing operations					5,033
Goodwill available for tax deductions						¥ 1,184	¥ 6,964
Settlement | Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Decrease in fair value of Contingent consideration due to settlements					(47)
Annual Payment | Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Decrease in fair value of Contingent consideration due to settlements					¥ (9,456)